Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Marketable Securities [Abstract]
Disclosure Of marketable securities [Table Text Block]
Total
Balance at December 31, 2021	$605
Additions	110
Unrealized net loss	(135)
Balance at December 31, 2022	$582
Additions	1,619
Sale of marketable securities	(381)
Realized gain on disposition	293
Unrealized net loss	(947)
Balance at December 31, 2023	$1,166